COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

20.   COMMITMENTS AND CONTINGENCIES

Contractual arrangements among the Company and the former VIEs

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company could face material and adverse tax consequences if the PRC tax authorities were to determine that the Contractual Arrangements among the Company and the respective VIEs were not entered into on an arm’s-length basis and therefore constituted unfavorable transfer pricing arrangements. Unfavorable transfer pricing arrangements could, among other things, result in an upward adjustment on taxation. In addition, the PRC tax authorities may impose interest on late payments on the Company and the respective VIEs for the adjusted but unpaid taxes. In the opinion of management, the likelihood of such an upward adjustment on taxation and related interest is remote based on current facts and circumstances.

Guarantees

The Group accounts for guarantees in accordance with ASC topic 460 (“ASC 460”), “Guarantees”. Accordingly, the Group evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The memorandum and articles of association of the Company require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. The indemnification obligations are more fully described in the memorandum and articles of association. The Company purchases standard directors’ and officers’ insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s memorandum and articles of association and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Group has not been required to make payments related to these obligations, and the fair value for these obligations is zero as of December 31, 2020 and 2021.

Indemnity cost

There was no indemnity cost occurred in 2019, 2020 and 2021.

20.   COMMITMENTS AND CONTINGENCIES (continued)

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. The Group records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis and has not recorded any material liabilities in this regard during 2019, 2020 and 2021.

On February 13, 2020, a securities class action lawsuit was filed against BIT Mining Limited and certain of the Group’s current and former officers (collectively, “Defendants”) in the United States District Court for the Eastern District of New York. The complaint alleges, among other things, that the Group made materially misleading statements and omissions regarding its compliance with applicable anti-corruption laws and regulations. In June 2020, the lead plaintiff filed an amended complaint. In November 2020, the lead plaintiff filed a second amended complaint. The claims raised in the first amended complaint do not differ materially from those raised in the original complaint. The second amended complaint raises the same claims as the first amended complaint, but alleges additional facts in support of those claims. On December 21, 2020, the Company served its Motion to Dismiss the second amendment complaint (“Motion to Dismiss”). On January 20, 2021, lead plaintiff served its opposition to the Company’s Motion to Dismiss. On February 19, 2021, the Company filed all papers associated with its Motion to Dismiss, including the Company’s reply in further support of the Motion to Dismiss. On August 13, 2021, a Report and Recommendation was issued to grant the Motion to Dismiss. Plaintiffs filed objections to the Report and Recommendation on August 27, 2021 and the defendants responded on September 10, 2021. On September 20, 2021, the Court dismissed the case and the Clerk of the Court is directed to enter judgment consistent with this Order and close the case. As such, this case is now terminated.

On January 15, 2020, a securities class action lawsuit, making allegations virtually identical with the abovementioned lawsuit filed on February 13, 2020, was filed in the United States District Court for the District of New Jersey. On March 23, 2020, the plaintiff noticed his voluntary dismissal of this case, and on April 8, 2020, the clerk of the Court was ordered to close the case file. As such, this case is now terminated.

Operating lease commitments

The information of lease commitments is provided in Note 11.